ANNUAL REPORT

--------------------------------------------------------------------------------

                                           Tax-Exempt
                                           California
                                           Money Market Fund


                                           September 30, 2001















Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.

Dear Shareholder:
--------------------------------------------------------------------------------


We appreciate your decision to invest in the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for the year ended September 30, 2001.

Briefly, for the year ended September 30, 2001 the fund's portfolio registered favorable performance and achieved its objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining stability of principal.

Economic Review and Outlook

The past couple of months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

Here is a brief review of developments. As the period progressed and the economy slowed, monetary policy embarked on a mission to not only stop the downturn, but return economic momentum to a favorable growth trajectory. In this regard rates were lowered on eight separate occasions by a total of 350 basis points. This downward movement of short-term rates was accompanied by a flattening of the yield curve versus the income pick-up for lengthening which was available at the start of the period. This implied a greater likelihood of future rate reductions.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Also consumer spending will reassert itself. Resiliency is a hallmark of our economy, and we will learn to move forward and attempt to return to our more normal ways despite the terrifying tragedy and the prospects for a long campaign against terrorism. In this context, interest rates will be lower, but the Fed will be reluctant to hold short-term rates below the pace of inflation for any meaningful time frame.

Fund Results
As of September 30, 2001



                   7-Day Current Yield             Equivalent Taxable Yield
--------------------------------------------------------------------------------

                          1.34%                              2.60%
--------------------------------------------------------------------------------



Thank you again for your investment in the Tax-Exempt California Money Market Fund. We look forward to serving your investment needs for years to come.


/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

October 17, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and a combined Federal and State of California marginal income tax rate of 48.4%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investment Portfolio                                                                     as of September 30, 2001
-----------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 62.0%
-----------------------------------------------------------------------------------------------------------------
Alameda, Contra Costa, 2.25%, 7/1/2025                                               4,490,000        4,490,000
Berkeley, YMCA of Berkeley, 2.2%, 6/1/2023                                          10,245,000       10,245,000
California Health Facilities Financing Authority, Children's Hospital, 2.3%,
  7/1/2020                                                                          19,000,000       19,000,000
California Pollution Control Financing Authority, Pollution Control Revenue,
  Browning-Ferris Industries, 2.3%, 9/1/2019                                         5,000,000        5,000,000
California Pollution Control Financing Authority, Pollution Control Revenue,
  Western Waste Industries, 2.45%, 10/1/2006                                         2,500,000        2,500,000
California State Revenue Anticipation Note, 2.06%, 6/28/2002                         7,000,000        7,000,000
California Statewide Communities Development Authority, Motion Pictures & TV
  Fund, 2.05%, 3/1/2031                                                              5,000,000        5,000,000
California Statewide Communities Development Authority, Plaza Club Apartments,
  2.27%, 9/1/2031                                                                    5,000,000        5,000,000
California Statewide Communities Development Authority, Series W-3, 2.25%,
  4/1/2025                                                                          15,000,000       15,000,000
Fremont, Capital Improvement Finance Revenue, 2.25%, 8/1/2030                       10,000,000       10,000,000
Hayward, Multi Family Housing Revenue, 2.27%, 3/1/2033                               5,000,000        5,000,000
Hemet, Multifamily Housing Revenue Series A, 2.25%, 1/1/2025                         6,200,000        6,200,000
Irvine, Assessment District Improvement Bonds, 2.5%, 9/2/2015                        3,905,000        3,905,000
Irvine, Assessment District Improvement Bonds, 2.5%, 9/2/2024                       17,233,000       17,233,000
Kern County Capital Improvement Finance Revenue, 2.25%, 8/1/2006                     3,655,000        3,655,000
Los Angeles County Metro Transportation Revenue, 2.08%, 7/1/2017                     3,600,000        3,600,000
Los Angeles County Pension Series C, 2.2%, 6/30/2007                                 9,185,000        9,185,000
Los Angeles, Multifamily Housing Revenue, 2.35%, 10/1/2019                          10,000,000       10,000,000
Oakland, JT Powers Finance Authority, Lease Revenue, Series A-1, 2.2%, 8/1/2021      2,500,000        2,500,000
Oakland, JT Powers Finance Authority, Lease Revenue, Series A-2, 2.2%, 8/1/2021     13,300,000       13,300,000
Orange County, Apartment Development Revenue, Series A, 2.25%, 12/1/2006            10,000,000       10,000,000
Orange County, Apartment Development Revenue, Trabuco Highlands, 2.25%, 12/1/2029   13,300,000       13,300,000
Puerto Rico, High Education-Mendez University, 2.25%, 10/1/2021                      1,100,000        1,100,000
Sacramento County, Multifamily Housing Revenue, Stonebridge Apartments Project,
  2.25%, 6/1/2010                                                                    8,000,000        8,000,000
Sacramento County, Multifamily Housing Revenue, 2.27%, 2/15/2031                     5,000,000        5,000,000
San Bernardino County, Medical Center Financing Project, 2.08%, 8/1/2026            14,900,000       14,900,000
San Bernardino County, Multifamily Housing Revenue, 2.27%, 5/1/2026                  7,000,000        7,000,000
San Francisco City & County, Mulitfamily Housing Revenue, 2.3%, 11/1/2033            3,000,000        3,000,000
San Jose, Multifamily Housing Revenue, Almaden Lake Village Apartments, 2.27%,
  3/1/2032                                                                           4,600,000        4,600,000
San Jose, Multifamily Housing Revenue, Siena, 2.3%, 12/1/2029                       13,500,000       13,500,000
Santa Clara County, City Administration, 2.1%, 8/1/2015                             11,700,000       11,700,000
Scappa-So Transmission Revenue, 2.2%, 7/1/2019                                      16,400,000       16,400,000
Simi Valley, Multifamily Housing Revenue, 2.25%, 6/1/2010                           20,500,000       20,500,000
Stanislaus Solid Waste Disposal Revenue, 2.15%, 1/1/2010                             5,275,000        5,275,000
-----------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
Triunfo County, Sanitation District Revenue, 2.25%, 6/1/2019                         2,190,000        2,190,000
Vallejo, Water Revenue, 2.2%, 5/1/2031                                               5,000,000        5,000,000
West Basin, Water District Revenue, 2.2%, 8/1/2029                                  20,135,000       20,135,000
-----------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $319,413,000)                                           319,413,000
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Other Securities 38.0%
-----------------------------------------------------------------------------------------------------------------
California East Bay Water Authority, 2.3%**, 11/15/2001                             10,000,000       10,000,000
California East Bay Water Authority, 2.35%**, 11/13/2001                            10,000,000       10,000,000
California East Bay Water Authority, 2.55%**, 10/9/2001                             11,000,000       11,000,000
California Revenue Anticipation Notes, 3.25%, 6/28/2002                             11,000,000       11,081,510
Guam Power Authority, 2.3%**, 10/22/2001                                             3,200,000        3,200,000
Guam Power Authority, 2.45%**, 11/13/2001                                            4,200,000        4,200,000
Los Angeles County Tax and Revenue Anticipation Notes, 3.75%, 6/28/2002             10,000,000       10,082,122
Los Angeles, Department of Water and Power, 2.0%**, 11/9/2001                        3,200,000        3,200,000
Los Angeles, Department of Water and Power, 2.3%**, 10/22/2001                       6,000,000        6,000,000
Los Angeles, Department of Water and Power, 2.3%**, 2/13/2002                       13,700,000       13,700,000
Los Angeles, Department of Water and Power, 2.35%**, 1/15/2002                       5,000,000        5,000,000
Los Angeles, Department of Water and Power, 2.35%**, 2/12/2002                       2,000,000        2,000,000
Los Angeles, Department of Water and Power, 2.4%**, 1/15/2002                        9,000,000        9,000,000
Puerto Rico, Government Development Bank, 1.9%**, 10/23/2001                         9,533,000        9,533,000
Puerto Rico, Government Development Bank, 1.95%**, 10/23/2001                        6,200,000        6,200,000
Puerto Rico, Government Development Bank, 2.05%**, 11/16/2001                        3,114,000        3,114,000
Puerto Rico, Government Development Bank, 2.1%**, 10/30/2001                         1,500,000        1,500,000
Puerto Rico, Government Development Bank, 2.2%**, 10/15/2001                         1,400,000        1,400,000
Puerto Rico, Government Development Bank, 2.3%**, 10/25/2001                         5,000,000        5,000,000
Puerto Rico, Government Development Bank, 2.55%**, 10/31/2001                        5,000,000        5,000,000
San Diego, Water Authority, 2.65%**, 11/14/2001                                      8,000,000        8,000,000
San Francisco County, Airport, 1.95%**, 10/12/2001                                   3,050,000        3,050,000
San Francisco County, Airport, 2.1%**, 12/11/2001                                    6,000,000        6,000,000
San Francisco County, Airport, 2.5%**, 10/5/2001                                       915,000          915,000
University of California Regents, 2.3%**, 11/14/2001                                 6,300,000        6,300,000
University of California Regents, 2.3%**, 11/15/2001                                 6,000,000        6,000,000
University of California Regents, 2.4%**, 10/10/2001                                10,000,000       10,000,000
University of California Regents, 2.4%**, 10/11/2001                                15,000,000       15,000,000
University of California Regents, 2.4%**, 10/25/2001                                 6,500,000        6,500,000
-----------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
Ventura County Finance Authority, 2.6%**, 11/13/2001                                 4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $195,975,632)                                                          195,975,632
-----------------------------------------------------------------------------------------------------------------
Total Investment Portfolio 100.0% -- (Cost $515,388,632) (a)                                        515,388,632
-----------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calender days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $515,388,632.




    The accompanying notes are an integral part of the financial statements.

Financial Statements
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
-----------------------------------------------------------------------------------------------------------------

Assets
-----------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost                                                      $   515,388,632
-----------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        15,601,808
-----------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                     1,254,934
-----------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                         3,771,729
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                          536,017,103
-----------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                      17,665
-----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                      18,081,510
-----------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          60,101
-----------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                        4,743,196
-----------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     99,304
-----------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                        15,304
-----------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                               26,987
-----------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                       430,358
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      23,474,425
-----------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   512,542,678
-----------------------------------------------------------------------------------------------------------------

Net Assets Net assets consist of:
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                                                      (1,630)
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                       512,544,308
-----------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   512,542,678
-----------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                                    512,559,835
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net asset value/outstanding shares of
beneficial interest, $.01 par value, unlimited number of shares authorized)                       $          1.00
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
-----------------------------------------------------------------------------------------------------------------

Investment Income
-----------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $    16,876,554
-----------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                          1,228,496
-----------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                  988,366
-----------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                             88,278
-----------------------------------------------------------------------------------------------------------------
Distribution service fee                                                                                1,862,143
-----------------------------------------------------------------------------------------------------------------
Auditing                                                                                                   17,003
-----------------------------------------------------------------------------------------------------------------
Legal                                                                                                      13,182
-----------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                22,967
-----------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    19,264
-----------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          66,358
-----------------------------------------------------------------------------------------------------------------
Reorganization                                                                                            127,249
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                      12,044
-----------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                               4,445,350
-----------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                      (147,223)
-----------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                4,298,127
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  12,578,427
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                         2,477
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $    12,580,904
-----------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                                                     Years Ended September 30,
                                                                                        2001            2000
-----------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                             $    12,578,427 $    16,644,006
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                         2,477           2,376
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        12,580,904      16,646,382
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                (12,598,044)    (16,646,382)
-----------------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                                           2,461,828,509   3,864,526,245
-----------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                          12,640,564      16,544,227
-----------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                           (2,539,336,942) (3,706,074,298)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                   (64,867,869)     174,996,174
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                    (64,885,009)     174,996,174
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                     577,427,687     402,431,513
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                       $   512,542,678 $   577,427,687
-----------------------------------------------------------------------------------------------------------------

Other Information
-----------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                             577,427,687     402,431,513
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                                         2,461,828,526   3,864,526,245
-----------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions                         12,640,564      16,544,227
-----------------------------------------------------------------------------------------------------------------
Shares redeemed                                                                   (2,539,336,942) (3,706,074,298)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares                                               (64,867,852)     174,996,174
-----------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                   512,559,835     577,427,687
-----------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 Years Ended September 30,                                            2001     2000      1999     1998      1997
-----------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                 .02       .03      .02       .03      .03
-----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                       (.02)     (.03)    (.02)     (.03)    (.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-----------------------------------------------------------------------------------------------------------------
Total Return (%)                                                     2.24      2.76     2.15      2.71     2.91
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                513       577      402       165      117
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      .79^a      .72      .75       .74      .78
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                       .76^a      .72      .75       .74      .78
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                            2.23      2.75     2.14      2.66     2.78
-----------------------------------------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were .76% and .75%, respectively (see Notes to Financial Statements).


Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

Of the dividends paid from net investment income for the taxable year ended September 30, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2001, the Fund had a net tax basis capital loss carryforward of approximately $1,600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2003, the expiration date.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets, 0.20% of the next $500,000,000, 0.175%
of the next $1,000,000,000, 0.16% of the next $1,000,000,000 and 0.15% of average daily net assets over $3,000,000,000. Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement aggregated $1,228,496, which was equivalent to an annualized rate of 0.22% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Under the agreement, SISC received shareholder services fees of $880,862 for the year ended September 30, 2001.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with the Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms with various rates for sales of the Fund. For the year ended September 30, 2001, the Fund incurred a distribution services fee of $1,862,143, of which $148,498 is unpaid at September 30, 2001.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended September 30, 2001, Trustees' fees and expenses aggregated $8,605. In addition, a one-time fee of $14,362 was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $7,181 of such costs.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2001, the Fund's custodian and transfer agent fees were reduced by $55,083 and $127, respectively, under these arrangements.

4. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $84,832 of such costs.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Tax-Exempt California Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Tax-Exempt California Money Market Fund (the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2001 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/Ernst & Young LLP

Boston, Massachusetts
November 9, 2001

Shareholder Meeting Results
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A Special Meeting of Shareholders (the "Meeting") of Tax-Exempt California Money
Market Fund (the "fund") was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -----------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-----------------------------------------------------------------------------------------------------------------
John W. Ballantine                    541,838,561                  5,601,006                        0
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Lewis A. Burnham                      541,754,003                  5,685,564                        0
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Mark S. Casady                        541,831,677                  5,607,888                        0
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Linda C. Coughlin                     541,841,329                  5,598,238                        0
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Donald L. Dunaway                     541,654,990                  5,784,577                        0
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James R. Edgar                        541,638,658                  5,800,909                        0
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William F. Glavin                     541,832,984                  5,606,583                        0
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Robert B. Hoffman                     541,810,332                  5,629,235                        0
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Shirley D. Peterson                   541,753,051                  5,686,516                        0
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Fred B. Renwick                       541,755,217                  5,684,350                        0
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William P. Sommers                    541,858,130                  5,581,437                        0
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John G. Weithers                      541,851,562                  5,588,005                        0
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

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative         Against            Abstain
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              544,077,334         860,525           2,501,708
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*   Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


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